Financial assets and liabilities - Net investment hedges in foreign operations (Details) - Hedges of net investment in foreign operations $ in Millions	6 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2025 USD ($)	Dec. 31, 2025 USD ($)
Disclosure of detailed information about financial instruments [line items]
Net investment hedge	360		360
Gain (loss) recognised in relation to this hedge.	$ (11)	$ 41